Derivative Instruments - Schedule of settlement of fair value hedges (Details) (Fair Value Hedging Member, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Notes Payable And Debt [Member]
Derivative [Line Items]
Cumulative reduction to interest expense	$ 18,856	$ 14,949
Fair Value Hedge Remaining Balance	2,768	6,675
Weighted average years to maturity	0 years 8 months 12 days	1 year 8 months 12 days
Deposit Liabilities [Member]
Derivative [Line Items]
Cumulative reduction to interest expense	37,382	21,395
Fair Value Hedge Remaining Balance	$ 195,814	$ 211,800
Weighted average years to maturity	22 years 8 months 12 days	25 years 3 months 18 days